FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

20.     FINANCIAL RISK MANAGEMENT

20.1 Financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities. The Group does not hold any financial assets and financial liabilities other than those measured at amortized cost. Management assessed that the carrying values of the Group’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values on the basis of short-term nature or calculation of amortized cost using market rates.

	December 31,	December 31,
	2022	2021
Financial assets measured at amortized cost
Cash and cash equivalents (Note 14)	4,110	2,419
Trade and other receivables (Note 13)	414	408
Rent security deposits	7	3
Total financial assets	4,531	2,830
Financial liabilities measured at amortized cost
Trade and other payables (Note 17)	364	427
Lease liabilities (Note 10)	69	91
Total financial liabilities	433	518

20.2 Financial risk management

The Group is exposed to risks that arise from its use of financial instruments. The Group has exposure to the following risks arising from financial instruments: market risk, credit risk and liquidity risk.

There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods.

20.2.1 Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, which mostly impacts the Group, comprises currency risk. Financial instruments affected by market risk include cash and cash equivalents and trade and other payables.

The Group does not enter into any derivative financial instruments to manage its exposure to foreign currency risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates is currently limited because the Group’s operating activities are mainly carried out in Russian Rubles.

As of December 31, 2022, 33% of the Group’s cash and cash equivalents was denominated in US dollars and less than 1% was denominated in EURO. As of December 31, 2021 the US dollar and EURO exchange rates were 74.2926 Rubles and 84.0695 Rubles, respectively. Following the commencement of military operations in Ukraine by the Russian Federation in February 2022 and the resulting sanctions imposed by the United States of America, the European Union and the United Kingdom, among others, Ruble initially depreciated significantly against most other currencies. Following the subsequent decrease in imports and restrictions imposed by the Russian Central Bank as a response to sanctions, the Ruble strengthened against foreign currencies in the second and third quarter of 2022. However, in the fourth quarter Ruble deteriorated and as of December 31, 2022, the Ruble to US dollar and EURO exchange rates were 70.3375 Rubles and 75.6553 Rubles, respectively, taking into account the limited convertibility of the Ruble subsequent to February 24, 2022.

With all other variables held constant, the Group’s profit before tax is affected through the impact of fluctuation in US dollar and EURO exchange rates, as follows:

Change in US
	dollar, EURO	Effect on profit
	exchange rates	before tax
Year ended December 31, 2022
Cash and cash equivalents	+100%/-100%	1,389 / (1,389)
Trade and other payables	+100%/-100%	(90) / 90

Year ended December 31, 2021
Cash and cash equivalents	+100%/-100%	1,600 / (1,600)
Trade and other receivables	+100%/-100%	172 / (172)
Trade and other payables	+100%/-100%	(230) / 230

20.2.2 Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its cash and cash equivalents held with banks.

Trade receivables

The Group performs an impairment analysis at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due. The calculation reflects the probability-weighted outcome. Generally, accounts receivables are written-off if past due for more than three years.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2022
Expected credit loss rate	0.6%	5.2%	5.5%	75.9%
Total gross carrying amount	371	12	1	12	396
Expected credit loss	2	1	—	9	12

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2021
Expected credit loss rate	0.8%	4.3%	8.4%	72.9%
Total gross carrying amount	216	8	1	8	233
Expected credit loss	2	—	—	6	8

Cash and cash equivalents

As of December 31, 2022, the Group held 83% of its cash and cash equivalents with the Russian banks (December 31, 2021: 22)%, which are rated not less than A, based on Expert RA and AKRA ratings, the remaining cash and cash equivalents were held with a Cypriot bank having external credit rating of BB-, based on Standard & Poor’s rating.

Following the commencement of military operations in Ukraine by the Russian Federation in February 2022 and the resulting sanctions imposed by the United States of America, the European Union and the United Kingdom, among others, the external credit ratings of the Russian banks were initially reduced significantly and ultimately withdrawn entirely by international rating agencies, namely Standard & Poor’s, Fitch and Moody’s. In absence of international ratings, the Group used ratings of the local rating agencies, namely Expert RA and AKRA, to assess expected credit losses related to cash and cash equivalents held in the Russian banks as of December 31, 2022.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group recognized an impairment reversal of 12 for the year ended December 31, 2022 (year ended December 31, 2021: allowance of 14).

20.2.3 Liquidity risk

Liquidity risk is the risk that the Group will not be able to settle all liabilities as they fall due. The Group manages liquidity risk by maintaining adequate reserves, banking facilities and reserve borrowing facilities by continuously monitoring forecasts and actual cash flows and matching the maturity profiles of financial assets and liabilities.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2022
Trade and other payables	364	—	—	—	364
Lease liabilities	46	30	—	—	76
Total financial liabilities	410	30	—	—	440

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2021
Trade and other payables	427	—	—	—	427
Lease liabilities	50	50	—	—	100
Total financial liabilities	477	50	—	—	527

20.3 Changes in liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	January 1,	Financing	Leases		December 31,
	2022	cash flows	(non-cash)	Other	2022
Lease liabilities	91	(42)	20	—	69
	91	(42)	20	—	69

	January 1,	Financing	Leases		December 31,
	2021	cash flows	(non-cash)	Other	2021
Borrowings	728	(728)	—	—	—
Lease liabilities	113	(38)	18	(2)	91
	841	(766)	18	(2)	91

The Group classifies interest paid as cash flows from operating activities.

20.4 Capital management

The Group manages its capital to ensure that companies in the Group will be able to continue as a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.

The capital structure of the Group consists of net debt (borrowings offset by cash and cash equivalents) and equity (as detailed in the consolidated statements of financial position).

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2022, 2021 and 2020.